Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Impairment Loss Recognized or Reversed for Cash Generating Unit (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill		$ 3,995	$ 4,614	$ 0
Impairment reversal		1,917		10
Impairment reversal			900	$ 1,058
Oil And Gas Properties [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	$ 68
Impairment reversal			900
Oil And Gas Properties [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		1,862
Goodwill		477
Impairment reversal		1,383
Oil And Gas Properties [member] | WDS Australia Segment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	159		3,456
Oil And Gas Properties [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		2,418
Goodwill		0
Impairment reversal		466
Oil And Gas Properties [member] | Land and buildings [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	0
Impairment reversal			87
Oil And Gas Properties [member] | Land and buildings [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		0
Oil And Gas Properties [member] | Land and buildings [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		64
Oil And Gas Properties [member] | Transferred exploration and evaluation [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	0
Impairment reversal			30
Oil And Gas Properties [member] | Transferred exploration and evaluation [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		0
Oil And Gas Properties [member] | Transferred exploration and evaluation [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		20
Oil And Gas Properties [member] | Plant and equipment [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	68
Impairment reversal			$ 783
Oil And Gas Properties [member] | Plant and equipment [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		589
Oil And Gas Properties [member] | Plant and equipment [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		371
Oil And Gas Properties [member] | Projects in development [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	$ 0
Oil And Gas Properties [member] | Projects in development [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		317
Oil And Gas Properties [member] | Projects in development [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		$ 11